Investment in a joint venture (Tables)	12 Months Ended
Dec. 31, 2025
Investment In Joint Venture
Summary of financial information of joint venture

Summary of financial information of the joint venture, as derived from its unaudited financial statements, is as follows:

	December 31, 2024	December 31, 2025	December 31, 2025
	S$’000	S$’000	US$’000

Current assets	462	2,324	1,807
Non-current assets	7,945	7,357	5,721
Total assets	8,407	9,681	7,528

Current liabilities	2,846	9,114	7,087
Non-current liabilities	6,002	1,659	1,290
Total liabilities	8,848	10,773	8,377

Joint venture’s deficit	(441)	(1,092)	(849)

Total liabilities and joint venture’s equity	8,407	9,681	7,528

	Year Ended December 31,
	2024	2025	2025
	S$’000	S$’000	US$’000

Revenue	1,618	1,607	1,249
Cost of revenue	(1,475)	(1,078)	(838)
Gross profit	143	529	411
Net loss	(433)	(650)	(506)